Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Right-of-use assets, net	$ 5,123,898
Operating lease liabilities - current	172,716
Operating lease liabilities - non-current	1,200,299
Total operating lease liabilities	$ 1,373,015